                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY LIMITED DURATION FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the year ended April 30, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED APRIL 30, 2004

                                            LIPPER SHORT
                        LEHMAN BROTHERS       INVESTMENT
                               1-5 YEAR       GRADE BOND
LIMITED DURATION   U.S. CREDIT INDEX(1)   FUNDS INDEX(2)
           0.99%                  2.85%            1.51%

THE FUND'S TOTAL RETURN FIGURE ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The 12-month period ended April 30, 2004, was marked by significant volatility in interest rates. After a relatively quiet May 2003, Treasury yields rose in the summer as investors began to price in expectations for more rapid economic growth. This pattern then reversed itself from last August through this March. During these months, mounting signals of improvement in the economy were offset by continued weakness in the job market as well as low inflationary pressures and even some signs of deflation. This environment led the Federal Open Market Committee (the "Fed") to keep rates at multidecade lows, which in turn led to a sustained decrease in both interest rates and yields.

This pattern shifted in late March, when indicators of more-rapid growth began to surface. In early April, the Bureau of Labor Statistics produced an employment report showing that employment growth had exceeded the market's expectations. Incoming price data also indicated an increasing bias toward inflation. These shifts accelerated the market's expected date for the Fed to move to a tightening mode and had a substantial effect on yields as investors began to discount future Fed increases in advance.

Against this backdrop, the mortgage-backed securities (MBS) sector had a somewhat mixed performance. Throughout much of the period, MBSs tended to provide somewhat lower returns than equivalent-duration Treasury securities, as declining interest rates resulted in expectations of more-rapid prepayment. MBSs went on to outperform in April, however, as prepayment expectations slowed for higher-coupon mortgages and their lower interest-rate sensitivity served to ameliorate the effects of rising interest rates. MBSs outperformed government securities over the year.

Corporate securities also performed strongly. The sector enjoyed declining yield spreads (a measure of the risk premium demanded by investors, as measured by additional yield over Treasuries) over the 12-month period as investors responded to ongoing improvements in corporate balance sheets and credit quality. The strongest performance came from industry sectors such as industrials, whose financial condition is most closely linked to that of the broader economy.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration Fund underperformed its benchmark, the Lehman Brothers 1-5 Year U.S. Credit Index and the Lipper Short Investment Grade Bond Funds Index. The bulk of the Fund's underperformance is attributable to our strategy of emphasizing government and mortgage securities. The Fund's benchmark, by contrast, is comprised entirely of corporate bonds. These bonds outperformed all other sectors of the investment-grade market, and the Fund's roughly 30 percent exposure to corporate bonds was not sufficient to keep it in harmony with the index.

One of our primary strategies during the period was to maintain a relatively defensive posture with regard to interest rates. Our analysis indicated that economic recovery would lead to growing inflationary pressures and more rapid jobs growth, which would in turn lead to rising interest rates. As a result, we kept the Fund's duration (a measure of interest rate sensitivity) below that of its benchmark. We also focused its MBS investments in higher-coupon securities, whose structural characteristics have historically made them less sensitive to adverse movements in interest rates. Both of these strategies bore fruit when interest rates spiked in the later months of the period, though they also hampered performance during the months when interest rates declined.

The portfolio's corporate holdings were also positioned to benefit from improved economic growth. As was evident during much of the period, an expanding economy generally benefits lower-rated securities the most. The Fund's holdings were concentrated in securities rated BBB, the lowest credit tier of the investment-grade market. These securities performed strongly and benefited from the general decline in yield spreads.

   PORTFOLIO COMPOSITION

   Corporate Debt - Non Convertible               33.1%
   Mortgage Backed Securities                     23.2
   Asset-Backed Securities                        18.9
   U.S. Government Agencies                        9.7
   U.S. Treasuries                                 8.3
   CMOs                                            3.7
   Short-Term Investments                          1.8
   Foreign Government Bonds                        1.3

   LONG-TERM CREDIT ANALYSIS

   Aaa/AAA                                        64.2%
   Aa/AA                                           7.2
   A/A                                            15.3
   Baa/BBB                                        13.2
   Ba/BB                                           0.1

DATA AS OF APRIL 30, 2004. SUBJECT TO CHANGE DAILY. PORTFOLIO COMPOSITION IS A PERCENTAGE OF TOTAL INVESTMENTS AND LONG-TERM CREDIT ANALYSIS IS A PERCENTAGE OF LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65% OF ITS ASSETS IN SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (INCLUDING ZERO COUPON SECURITIES), INVESTMENT GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, AND INVESTMENT GRADE CORPORATE AND OTHER TYPES OF BONDS. IN SELECTING PORTFOLIO INVESTMENTS TO PURCHASE OR SELL, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS, THE STEEPNESS OF THE YIELD CURVE AND OTHER FACTORS, AND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION FOR THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

                       FUND     LEHMAN(1)    LIPPER(2)
April 30, 1994   $   10,000    $   10,000   $   10,000
April 30, 1995   $   10,476    $   10,706   $   10,461
April 30, 1996   $   11,244    $   11,586   $   11,166
April 30, 1997   $   11,905    $   12,364   $   11,869
April 30, 1998   $   12,740    $   13,375   $   12,689
April 30, 1999   $   13,505    $   14,253   $   13,342
April 30, 2000   $   13,823    $   14,553   $   13,749
April 30, 2001   $   15,042    $   16,252   $   15,039
April 30, 2002   $   16,019    $   17,389   $   15,798
April 30, 2003   $   16,650    $   19,205   $   16,555
April 30, 2004   $   16,815++  $   19,752   $   16,804

                     ENDING VALUE

                           FUND     LEHMAN(1)    LIPPER(2)
                     $   16,815++  $   19,752   $   16,804

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2004

                                                 MSLDX
   1 YEAR                                         0.99%(3)
   5 YEARS                                        4.48(3)
   10 YEARS                                       5.33(3)
   SINCE INCEPTION (1/10/94)                      4.97(3)

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

----------
Notes on Performance

(1) THE LEHMAN BROTHERS U.S. CREDIT INDEX (1-5 YEAR) INCLUDES U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES WITH MATURITIES OF ONE TO FIVE YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE IS NO SALES CHARGE.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON APRIL 30, 2004.

MORGAN STANLEY LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS - APRIL 30, 2004

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 CORPORATE BONDS (35.3%)
                 AEROSPACE & DEFENSE (0.6%)
$          435   Lockheed Martin Corp.                               8.20%           12/01/09         $        517,293
           615   McDonnell Douglas Corp.                             6.875           11/01/06                  667,466
           965   Raytheon Co.                                        4.85            01/15/11                  962,122
           180   Raytheon Co.                                        6.75            08/15/07                  197,401
           385   Raytheon Co.                                        8.30            03/01/10                  454,909
                                                                                                      ----------------
                                                                                                             2,799,191
                                                                                                      ----------------
                 AIR FREIGHT/COURIERS (0.1%)
           770   Fedex Corp. - 144A*                                 2.65            04/01/07                  753,558
                                                                                                      ----------------
                 AIRLINES (0.1%)
           465   Southwest Airlines Co.                              5.496           11/01/06                  490,989
                                                                                                      ----------------
                 AUTO PARTS: O.E.M. (0.3%)
           640   Delphi Automotive Systems Corp.                     6.125           05/01/04                  640,000
           745   Johnson Controls, Inc.                              5.00            11/15/06                  782,955
                                                                                                      ----------------
                                                                                                             1,422,955
                                                                                                      ----------------
                 BEVERAGES: ALCOHOLIC (0.2%)
           880   Miller Brewing Co. - 144A*                          4.25            08/15/08                  883,883
                                                                                                      ----------------
                 BROADCASTING (0.3%)
         1,275   Clear Channel Communications, Inc.                  7.65            09/15/10                1,458,770
                                                                                                      ----------------
                 BUILDING PRODUCTS (0.1%)
           275   Masco Corp.                                         4.625           08/15/07                  284,369
                                                                                                      ----------------
                 CABLE/SATELLITE TV (0.6%)
         1,120   Comcast Cable Communications                        6.875           06/15/09                1,234,328
           705   Comcast Corp.                                       5.85            01/15/10                  741,195
           350   Cox Communications Inc.                             7.75            08/15/06                  386,472
           300   TCI Communications, Inc.                            8.00            08/01/05                  320,366
                                                                                                      ----------------
                                                                                                             2,682,361
                                                                                                      ----------------
                 CHEMICALS: MAJOR DIVERSIFIED (0.1%)
           390   ICI Wilmington Inc.                                 4.375           12/01/08                  387,436
                                                                                                      ----------------
                 DEPARTMENT STORES (0.5%)
           160   Federated Department Stores, Inc.                   6.30            04/01/09                  173,605
         1,740   Federated Department Stores, Inc.                   6.625           09/01/08                1,906,866
           430   May Department Stores Co.                           6.875           11/01/05                  455,966
                                                                                                      ----------------
                                                                                                             2,536,437
                                                                                                      ----------------
                 DISCOUNT STORES (0.1%)
           310   Target Corp.                                        7.50            02/15/05                  323,217
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 DRUGSTORE CHAINS (0.3%)
$          135   CVS Corp.                                           3.875%          11/01/07         $        136,248
         1,455   CVS Corp.                                           5.625           03/15/06                1,532,889
                                                                                                      ----------------
                                                                                                             1,669,137
                                                                                                      ----------------
                 ELECTRIC UTILITIES (2.2%)
           815   Appalachian Power Co.                               3.60            05/15/08                  800,330
         1,400   Columbus Southern Power Co.                         4.40            12/01/10                1,374,349
         1,165   Constellation Energy Group                          6.35            04/01/07                1,252,721
         2,985   Consolidated Natural Gas Co.                        5.375           11/01/06                3,137,005
           735   Duke Energy Corp.                                   4.50            04/01/10                  732,824
           485   Entergy Gulf States, Inc.                           3.60            06/01/08                  469,994
           690   Exelon Corp.                                        6.75            05/01/11                  762,795
         1,530   Pacific Gas & Electric                              3.60            03/01/09                1,485,746
           235   Panhandle Eastern Pipe Line Co. - 144A*             2.75            03/15/07                  229,785
           360   Wisconsin Electric Power Co.                        4.50            05/15/13                  346,387
                                                                                                      ----------------
                                                                                                            10,591,936
                                                                                                      ----------------
                 ELECTRICAL PRODUCTS (0.1%)
           565   Cooper Industries Inc.                              5.25            07/01/07                  595,904
                                                                                                      ----------------
                 ENVIRONMENTAL SERVICES (0.4%)
         1,260   Waste Management, Inc.                              6.875           05/15/09                1,396,022
           510   WMX Technologies, Inc.                              7.00            10/15/06                  555,153
                                                                                                      ----------------
                                                                                                             1,951,175
                                                                                                      ----------------
                 FINANCE/RENTAL/LEASING (3.0%)
           905   American Honda Finance Corp. - 144A*                3.85            11/06/08                  900,552
         1,300   CIT Group Inc.                                      1.36            11/04/05                1,303,335
           545   CIT Group Inc.                                      2.875           09/29/06                  541,938
         1,035   CIT Group Inc.                                      6.50            02/07/06                1,103,289
         1,325   CIT Group Inc.                                      7.375           04/02/07                1,471,382
         1,640   Countrywide Home Loans, Inc.                        3.25            05/21/08                1,593,563
         1,845   Ford Motor Credit Co.                               6.875           02/01/06                1,953,691
         1,730   Ford Motor Credit Co.                               7.375           10/28/09                1,872,190
         1,250   Ford Motor Credit Co.                               6.50            01/25/07                1,326,384
           210   Hertz Corp.                                         7.00            07/01/04                  211,379
           305   MBNA America Bank NA                                7.75            09/15/05                  326,456
         1,535   MBNA Corp.                                          6.125           03/01/13                1,619,311
           530   Prime Property Funding II - 144A*                   7.00            08/15/04                  538,664
                                                                                                      ----------------
                                                                                                            14,762,134
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 FINANCIAL CONGLOMERATES (4.7%)
$          410   Chase Manhattan Corp.                               6.00%           02/15/09         $        440,318
           145   Chase Manhattan Corp.                               7.00            11/15/09                  163,941
           750   Citicorp                                            6.375           11/15/08                  817,542
           585   Citicorp                                            6.75            08/15/05                  620,524
         2,505   Citigroup Global Markets                            1.22            12/12/06                2,505,556
           835   Citigroup Inc.                                      5.50            08/09/06                  886,033
         1,205   Citigroup Inc.                                      5.75            05/10/06                1,278,040
         2,215   General Electric Capital Corp.                      4.25            12/01/10                2,169,958
         2,550   General Electric Capital Corp.                      5.375           03/15/07                2,703,581
         2,225   General Motors Acceptance Corp.                     4.50            07/15/06                2,274,386
         2,870   General Motors Acceptance Corp.                     6.125           08/28/07                3,035,022
         1,150   ING Security Life Institutional - 144A*             2.70            02/15/07                1,140,393
           820   JP Morgan Chase & Co.                               5.25            05/30/07                  864,541
         1,475   Pricoa Global Funding I - 144A*                     3.90            12/15/08                1,460,451
         1,470   Prudential Funding LLC - 144A*                      6.60            05/15/08                1,610,457
           860   Prudential Insurance Co. - 144A*                    6.375           07/23/06                  926,625
                                                                                                      ----------------
                                                                                                            22,897,368
                                                                                                      ----------------
                 FOOD RETAIL (1.1%)
           900   Albertson's, Inc.                                   7.50            02/15/11                1,023,589
           735   Kroger Co.                                          7.375           03/01/05                  767,482
           835   Kroger Co.                                          7.625           09/15/06                  918,871
         2,318   Safeway Inc.                                        6.15            03/01/06                2,454,945
                                                                                                      ----------------
                                                                                                             5,164,887
                                                                                                      ----------------
                 FOOD: MAJOR DIVERSIFIED (0.5%)
           325   General Mills Inc.                                  3.875           11/30/07                  326,134
         1,790   Kraft Foods Inc.                                    5.25            06/01/07                1,882,255
                                                                                                      ----------------
                                                                                                             2,208,389
                                                                                                      ----------------
                 FOOD: MEAT/FISH/DAIRY (0.2%)
           985   Conagra Foods, Inc.                                 6.00            09/15/06                1,049,203
                                                                                                      ----------------
                 FOREST PRODUCTS (0.7%)
           460   Weyerhaeuser Co.                                    6.125           03/15/07                  492,690
         2,620   Weyerhaeuser Co.                                    6.75            03/15/12                2,876,613
                                                                                                      ----------------
                                                                                                             3,369,303
                                                                                                      ----------------
                 GAS DISTRIBUTORS (0.1%)
           220   Ras Laffan Liquid Natural
                  Gas Co. Ltd. - 144A* (Qatar)                       7.628           09/15/06                  232,828
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 HOME BUILDING (0.1%)
$          240   Centex Corp.                                        9.75%           06/15/05         $        258,585
                                                                                                      ----------------
                 HOME FURNISHINGS (0.0%)
           195   Mohawk Industries, Inc. (Class C)                   6.50            04/15/07                  210,744
                                                                                                      ----------------
                 HOME IMPROVEMENT CHAINS (0.1%)
           565   Lowe's Companies, Inc.                              7.50            12/15/05                  610,016
                                                                                                      ----------------
                 HOTELS/RESORTS/CRUISELINES (0.4%)
           795   Hyatt Equities LLC - 144A*                          6.875           06/15/07                  842,461
           485   Marriott International, Inc. (Series D)             8.125           04/01/05                  510,529
           130   Marriott International, Inc. (Series E)             7.00            01/15/08                  144,866
           295   Starwood Hotels & Resorts Inc.                      7.375           05/01/07                  318,600
                                                                                                      ----------------
                                                                                                             1,816,456
                                                                                                      ----------------
                 INDUSTRIAL CONGLOMERATES (0.4%)
         1,940   Honeywell International, Inc.                       5.125           11/01/06                2,042,093
                                                                                                      ----------------
                 INSURANCE BROKERS/SERVICES (0.5%)
         2,235   Marsh & McLennan Companies Inc.                     5.375           03/15/07                2,365,135
                                                                                                      ----------------
                 INTEGRATED OIL (0.8%)
         1,210   Amerada Hess Corp.                                  6.65            08/15/11                1,291,650
           358   Conoco Funding Co. (Canada)                         5.45            10/15/06                  381,007
         2,070   Phillips Pete                                       8.50            05/25/05                2,210,317
                                                                                                      ----------------
                                                                                                             3,882,974
                                                                                                      ----------------
                 INVESTMENT BANKS/BROKERS (1.3%)
         2,370   Goldman Sachs Group Inc.                            4.125           01/15/08                2,404,225
         3,222   Lehman Brothers Holdings, Inc.                      8.25            06/15/07                3,677,484
                                                                                                      ----------------
                                                                                                             6,081,709
                                                                                                      ----------------
                 INVESTMENT MANAGERS (0.2%)
         1,045   TIAA Global Markets - 144A*                         5.00            03/01/07                1,097,589
                                                                                                      ----------------
                 LIFE/HEALTH INSURANCE (0.7%)
         1,400   John Hancock Financial Services, Inc.               5.625           12/01/08                1,490,135
           635   John Hancock Global Funding - 144A*                 5.625           06/27/06                  673,913
           460   John Hancock Global Funding II - 144A*              7.90            07/02/10                  538,054
           630   Monumental Global Funding II - 144A*                6.05            01/19/06                  669,650
                                                                                                      ----------------
                                                                                                             3,371,752
                                                                                                      ----------------
                 MAJOR BANKS (3.3%)
         2,640   Bank of America Corp.                               3.375           02/17/09                2,559,520
           485   Bank of America Corp.                               3.875           01/15/08                  489,227
           765   Bank of America Corp.                               4.75            10/15/06                  797,934

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
$          355   Bank of New York (The)                              5.20%           07/01/07         $        377,242
           440   Bank One Corp.                                      6.00            02/17/09                  475,751
         1,300   Bank One NA Illinois                                1.23            05/05/06                1,302,291
         1,390   Bank One NA Illinois                                5.50            03/26/07                1,477,139
         1,050   Fleetboston Financial Corp.                         7.25            09/15/05                1,121,512
           420   Household Finance Corp.                             4.125           12/15/08                  420,257
           435   Household Finance Corp.                             5.875           02/01/09                  466,174
           215   Household Finance Corp.                             6.375           10/15/11                  233,621
           765   Household Finance Corp.                             6.40            06/17/08                  835,961
           395   Household Finance Corp.                             6.75            05/15/11                  437,952
           820   Huntington National Bank                            2.75            10/16/06                  816,218
         1,260   Key Bank NA                                         7.125           08/15/06                1,380,883
           520   Wachovia Corp.                                      3.625           02/17/09                  510,336
         1,240   Wachovia Corp.                                      4.95            11/01/06                1,298,545
         1,165   Wells Fargo Co.                                     1.22            03/03/06                1,167,497
                                                                                                      ----------------
                                                                                                            16,168,060
                                                                                                      ----------------
                 MAJOR TELECOMMUNICATIONS (1.7%)
           670   AT&T Corp.                                          8.05            11/15/11                  736,215
         1,360   Deutsche Telekom International
                  Finance Corp. (Netherlands)                        8.50            06/15/10                1,608,906
           535   Telecom Italia Capital - 144A* (Italy)              4.00            11/15/08                  530,863
         1,925   Verizon Communications, Inc.                        6.36            04/15/06                2,056,606
         1,040   Verizon Global Funding Corp.                        6.125           06/15/07                1,122,761
         2,000   Verizon Global Funding Corp.                        7.25            12/01/10                2,264,038
                                                                                                      ----------------
                                                                                                             8,319,389
                                                                                                      ----------------
                 MANAGED HEALTH CARE (1.1%)
           870   Aetna, Inc.                                         7.375           03/01/06                  943,762
         1,140   Aetna, Inc.                                         7.875           03/01/11                1,333,699
         1,245   Anthem, Inc.                                        4.875           08/01/05                1,284,516
           245   Anthem Insurance Companies, Inc. - 144A*            9.125           04/01/10                  304,212
           905   UnitedHealth Group Inc.                             7.50            11/15/05                  973,880
           625   Wellpoint Health Network, Inc.                      6.375           06/15/06                  671,173
                                                                                                      ----------------
                                                                                                             5,511,242
                                                                                                      ----------------
                 MEDIA CONGLOMERATES (0.9%)
           945   News American Inc.                                  4.75            03/15/10                  946,110
           620   News American Inc.                                  6.625           01/09/08                  677,171
           480   Time Warner, Inc.                                   6.15            05/01/07                  513,883
         1,990   Time Warner, Inc.                                   6.125           04/15/06                2,111,416
                                                                                                      ----------------
                                                                                                             4,248,580
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 MOTOR VEHICLES (0.7%)
$          750   DaimlerChrysler North American Holdings Co.         4.05%           06/04/08         $        737,386
         1,045   DaimlerChrysler North American Holdings Co.         6.40            05/15/06                1,112,367
         1,525   DaimlerChrysler North American Holdings Co.         7.30            01/15/12                1,689,088
                                                                                                      ----------------
                                                                                                             3,538,841
                                                                                                      ----------------
                 MULTI-LINE INSURANCE (1.4%)
           465   AIG SunAmerica Global Finance - 144A*               5.20            05/10/04                  465,265
           825   American General Finance Corp.                      4.625           09/01/10                  826,356
         1,780   American General Finance Corp.                      5.875           07/14/06                1,897,834
           250   Equitable Life Assurance - 144A*                    6.95            12/01/05                  267,633
           500   Farmers Insurance Exchange - 144A*                  8.50            08/01/04                  505,999
         1,420   Hartford Financial Services Group, Inc. (The)       7.75            06/15/05                1,505,947
           455   Hartford Financial Services Group, Inc. (The)       2.375           06/01/06                  449,865
           345   Hartford Financial Services Group, Inc. (The)       7.90            06/15/10                  403,406
           500   International Lease Finance Corp.                   3.75            08/01/07                  502,005
                                                                                                      ----------------
                                                                                                             6,824,310
                                                                                                      ----------------
                 OIL & GAS PRODUCTION (1.1%)
           500   Kerr-McGee Corp.                                    5.875           09/15/06                  529,188
           985   Kerr-McGee Corp.                                    6.875           09/15/11                1,077,419
           540   Nexen Inc. (Canada)                                 5.05            11/20/13                  525,018
         1,465   Pemex Project Funding Master Trust                  7.875           02/01/09                1,622,488
           700   Pemex Project Funding Master Trust                  8.00            11/15/11                  774,200
           555   Pemex Project Funding Master Trust                  9.125           10/13/10                  652,125
                                                                                                      ----------------
                                                                                                             5,180,438
                                                                                                      ----------------
                 OIL REFINING/MARKETING (0.4%)
           400   Ashland Inc.                                        7.83            08/15/05                  424,755
         1,265   Marathon Oil Corp.                                  5.375           06/01/07                1,334,767
                                                                                                      ----------------
                                                                                                             1,759,522
                                                                                                      ----------------
                 OTHER CONSUMER SERVICES (0.1%)
           520   Cendant Corp.                                       6.25            01/15/08                  562,093
                                                                                                      ----------------
                 OTHER METALS/MINERALS (0.2%)
           995   Inco Ltd. (Canada)                                  7.75            05/15/12                1,155,166
                                                                                                      ----------------
                 PHARMACEUTICALS: MAJOR (0.1%)
           505   Schering-Plough Corp.                               5.30            12/01/13                  505,128
                                                                                                      ----------------
                 PROPERTY - CASUALTY INSURERS (0.4%)
         1,055   Allstate Finance Global Funding II - 144A*          2.625           10/22/06                1,049,647
         1,100   Mantis Reef Ltd. - 144A* (Australia)                4.692           11/14/08                1,095,690
                                                                                                      ----------------
                                                                                                             2,145,337
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 PULP & PAPER (0.5%)
$          820   International Paper Co.                             3.80%           04/01/08         $        812,156
           805   MeadWestvaco Corp.                                  2.75            12/01/05                  806,141
           685   Sappi Papier Holding AG - 144A* (Austria)           6.75            06/15/12                  741,489
                                                                                                      ----------------
                                                                                                             2,359,786
                                                                                                      ----------------
                 RAILROADS (0.4%)
           400   Union Pacific Corp.                                 3.625           06/01/10                  376,728
           615   Union Pacific Corp.                                 5.84            05/25/04                  616,432
           970   Union Pacific Corp.                                 6.79            11/09/07                1,073,011
                                                                                                      ----------------
                                                                                                             2,066,171
                                                                                                      ----------------
                 REAL ESTATE DEVELOPMENT (0.7%)
         2,813   World Financial Properties - 144A*                  6.91            09/01/13                3,089,960
           452   World Financial Properties - 144A*                  6.95            09/01/13                  497,695
                                                                                                      ----------------
                                                                                                             3,587,655
                                                                                                      ----------------
                 REAL ESTATE INVESTMENT TRUSTS (0.7%)
         2,495   EOP Operating L.P.                                  6.763           06/15/07                2,727,953
           415   EOP Operating L.P.                                  8.375           03/15/06                  455,984
           465   Rouse Co.                                           3.625           03/15/09                  446,120
                                                                                                      ----------------
                                                                                                             3,630,057
                                                                                                      ----------------
                 REGIONAL BANKS (0.4%)
         1,190   US Bancorp                                          5.10            07/15/07                1,251,890
           740   US Bank NA                                          2.85            11/15/06                  744,679
                                                                                                      ----------------
                                                                                                             1,996,569
                                                                                                      ----------------
                 SAVINGS BANKS (0.2%)
         1,015   Washington Mutual Inc.                              8.25            04/01/10                1,194,637
                                                                                                      ----------------
                 TOBACCO (0.2%)
           600   Altria Group Inc.                                   5.625           11/04/08                  616,519
           450   Philip Morris Companies, Inc.                       7.65            07/01/08                  497,122
                                                                                                      ----------------
                                                                                                             1,113,641
                                                                                                      ----------------
                 TOTAL CORPORATE BONDS
                  (COST $171,763,041)                                                                      172,119,105
                                                                                                      ----------------
                 U.S. GOVERNMENT & AGENCIES (43.8%)
                 MORTGAGE PASS-THROUGH SECURITIES (24.7%)
         5,575   Federal Home Loan Mortgage Corp.
                  PC Gold                                            6.50       03/01/26 - 02/01/33          5,808,398
         2,326   Federal Home Loan Mortgage Corp.                    7.50       10/01/26 - 08/01/32          2,499,352
         2,800   Federal Home Loan Mortgage Corp.                    7.50               ***                  3,008,250

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
$        4,872   Federal Home Loan Mortgage Corp.
                  PC Gold                                            7.50%      01/01/30 - 12/01/32   $      5,235,376
        46,360   Federal National Mortgage Corp.                     6.50       02/01/28 - 03/01/33         48,274,607
        26,975   Federal National Mortgage Corp.                     7.00               ***                 28,526,063
         1,093   Federal National Mortgage Corp.                     7.00       02/01/30 - 05/01/34          1,155,477
        17,856   Federal National Mortgage Corp.                     7.50       09/01/29 - 05/01/33         19,105,875
         2,485   Government National Mortgage Assoc.                 3.50            08/20/29                2,517,080
         1,054   Government National Mortgage Assoc.                 4.00            09/20/29                1,062,434
         2,660   Government National Mortgage Assoc.                 4.375      06/20/22 - 05/20/23          2,689,091
           630   Government National Mortgage Assoc.                 4.625      10/20/24 - 12/20/24            646,156
                                                                                                      ----------------
                                                                                                           120,528,159
                                                                                                      ----------------
                 U.S. GOVERNMENT & AGENCY OBLIGATIONS (19.1%)
        50,160   Federal Home Loan Mortgage Corp.                    2.75            08/15/06               50,280,434
        42,000   U.S. Treasury Note                              7.25 - 7.875   08/15/04 - 11/15/04         43,119,741
                                                                                                      ----------------
                                                                                                            93,400,175
                                                                                                      ----------------
                 TOTAL U.S. GOVERNMENT & AGENCIES
                  (COST $214,011,107)                                                                      213,928,334
                                                                                                      ----------------
                 FOREIGN GOVERNMENT OBLIGATIONS (1.3%)
           935   Quebec Province (Canada)                            5.50            04/11/06                  988,966
         1,285   Quebec Province (Canada)                            6.125           01/22/11                1,404,817
         2,640   United Mexican States (Mexico)                      8.375           01/14/11                3,042,600
           945   United Mexican States (Mexico)                      8.625           03/12/08                1,089,113
                                                                                                      ----------------
                 TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                  (COST $6,553,782)                                                                          6,525,496
                                                                                                      ----------------
                 ASSET BACKED SECURITIES (20.1%)
                 FINANCE/RENTAL/LEASING
         2,100   American Express Credit Account                     5.53            10/15/08                2,219,021
         2,600   American Express Credit Account
                  Master Trust 2003-4 A                              1.69            01/15/09                2,547,506
         2,000   Americredit Automobile Receivables
                  Trust 2004 - BM                                    2.07            08/06/08                1,975,961
         2,200   Bank One Issuance Trust 2002-A4                     2.94            06/16/08                2,223,986
         1,150   BMW Vehicle Owner Trust 2002-2A4                    4.46            05/25/07                1,178,586
         1,200   Capital Auto Receivables Asset
                  Trust 2002-2A                                      4.50            10/15/07                1,231,514
         1,500   Capital Auto Receivables Asset
                  Trust 2002-3A                                      3.58            10/16/06                1,529,126
         2,700   Chase Credit Card Master Trust                      5.50            11/17/08                2,864,694

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
$        1,400   Chase Manhattan Auto Owner Trust 2002A              4.21%           01/15/09         $      1,437,791
         1,100   Chase Manhattan Auto Owner Trust 2002A              4.24            09/15/08                1,128,644
         4,000   Chase Manhattan Auto Owner
                  Trust 2003-C A4                                    2.94            06/15/10                3,972,960
         3,600   Chase Manhattan Auto Owner
                  Trust 2003-C A4                                    2.83            09/15/10                3,538,707
         2,275   Citibank Credit Card Issuance Trust 2002A           4.40            05/15/07                2,336,004
         2,200   Citibank Credit Card Issuance
                  Trust 2000-A1                                      6.90            10/15/07                2,347,849
         1,700   Citibank Credit Card Issuance
                  Trust 2003-A2                                      2.70            01/15/08                1,708,359
           504   Connecticut RRB Special Purpose
                  Trust CL&P-1                                       5.36            03/30/07                  514,997
         1,200   Daimler Chrysler Auto Trust 2002-A A4               4.49            10/06/08                1,232,804
         2,650   Daimler Chrysler Auto Trust 2002-C A4               3.09            01/08/08                2,676,085
         2,600   Daimler Chrysler Auto Trust 2003-B A4               2.86            03/09/09                2,586,422
         3,700   Daimler Chrysler Auto Trust 2004-A A4               2.58            04/08/09                3,639,024
         2,500   Fleet Credit Card Master Trust II 2002-C            2.75            04/15/08                2,520,449
           489   Ford Credit Auto Owner Trust 2002-B A3A             4.14            12/15/05                  493,567
           375   Ford Credit Auto Owner Trust 2002-B A4              4.75            08/15/06                  386,626
         2,250   Ford Credit Auto Owner Trust 2002-C A4              3.79            09/15/06                2,295,861
         2,000   Ford Credit Auto Owner Trust 2002-D                 3.13            11/15/06                2,027,681
         1,400   Harley-Davidson Motorcycle Trust 2002-1             3.09            06/15/10                1,418,767
         1,800   Harley-Davidson Motorcycle
                  Trust 2002-1 A2                                    4.50            01/15/10                1,859,305
         3,300   Harley-Davidson Motorcycle Trust 2003               2.76            05/15/11                3,296,113
         1,500   Harley-Davidson Motorcycle Trust 2003-1             2.63            11/15/10                1,505,671
           319   Honda Auto Receivables Owner
                  Trust 2002-1                                       3.50            10/17/05                  321,176
         2,150   Honda Auto Receivables Owner
                  Trust 2002-2 A4                                    4.49            09/17/07                2,211,548
         1,500   Honda Auto Receivables Owner
                  Trust 2002-4                                       2.70            03/17/08                1,504,437
         2,000   Honda Auto Receivables Owner
                  Trust 2003-1                                       2.48            07/18/08                1,999,401
         3,800   Honda Auto Receivables Owner
                  Trust 2001-3 A2                                    2.77            11/21/08                3,788,153
           387   Household Automotive Trust 2001-3 A3                3.68            04/17/06                  389,389
         1,100   Hyundai Auto Receivables Trust 2003-A               2.33            11/15/07                1,098,074
         1,000   MBNA Credit Card Master Trust 1997-JA               3.90            11/15/07                1,022,372

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
$        3,500   MBNA Credit Card Master
                  Trust 2004-A4 A4                                   2.70%           09/15/09         $      3,449,565
         1,450   MBNA Master Credit Card Trust 1997-J A              1.22            02/15/07                1,451,571
           709   National City Auto Trust 2002-A                     4.04            07/15/06                  714,865
           444   Nissan Auto Receivables Owner
                  Trust 2001-C                                       4.80            02/15/07                  450,360
           267   Nissan Auto Receivables Owner
                  Trust 2002-A A3                                    3.58            09/15/05                  267,971
           900   Nissan Auto Receivables Owner
                  Trust 2002 B                                       4.60            09/17/07                  924,835
         3,500   Nissan Auto Receivables Owner
                  Trust 2003-A A4                                    2.61            07/15/08                3,490,251
         2,900   Nissan Auto Receivables Owner
                  Trust 2004-A A4                                    2.76            07/15/09                2,848,744
           650   Nordstrom Private Label Credit Card
                  Master Trust 2001-1A A - 144A*                     4.82            04/15/10                  678,036
         3,700   USAA Auto Owner Trust 2004-1 A4                     2.67            10/15/10                3,639,459
         2,437   Volkswagen Auto Lease Trust 2002-A                  2.36            12/20/05                2,448,635
         3,000   William Street Funding
                  Corp. 2003-1 A - 144A*                             1.42            04/23/06                3,005,884
         4,000   Whole Auto Loan Trust 2003-1 A4                     2.58            03/15/10                3,960,218
                                                                                                      ----------------
                 ASSET BACKED SECURITIES
                  (COST $98,642,272)                                                                        98,359,024
                                                                                                      ----------------
                 COLLATERALIZED MORTGAGE OBLIGATIONS (4.0%)
                 U.S. GOVERNMENT AGENCIES
         3,011   Federal Home Loan Mortgage Corp.                    3.50            11/15/32                3,037,807
         3,600   Federal Home Loan Mortgage Corp.                    5.50            02/15/12                3,699,162
           523   Federal Home Loan Mortgage Corp.                    6.50            03/15/28                  522,720
         2,186   Federal National Mortgage Assoc.                    5.00            09/25/12                2,193,999
         9,779   Federal National Mortgage Assoc.                    5.50            07/25/16               10,028,252
                                                                                                      ----------------
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (COST $19,510,502)                                                                        19,481,940
                                                                                                      ----------------
                 SHORT-TERM INVESTMENTS (1.9%)

                 U.S. GOVERNMENT OBLIGATIONS (a) (0.3%)
         1,450   U.S. Treasury Bill**
                  (COST $1,444,672)                              0.945 - 0.98   07/15/04 - 09/23/04          1,444,735
                                                                                                      ----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  PRINCIPAL
  AMOUNT IN                                                         COUPON           MATURITY
  THOUSANDS                                                          RATE              DATE                VALUE
----------------------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT (1.6%)
$        7,836   Joint repurchase agreement account
                  (dated 04/30/04; proceeds $7,836,669) (b)
                  (COST $7,836,000)                                  1.025%          05/03/04         $      7,836,000
                                                                                                      ----------------
                 TOTAL SHORT-TERM INVESTMENTS
                  (COST $9,280,672)                                                                          9,280,735
                                                                                                      ----------------
                 TOTAL INVESTMENTS
                  (COST $519,761,376) (c) (d)                                                 106.4%       519,694,634
                 LIABILITIES IN EXCESS OF OTHER ASSETS                                         (6.4)       (31,285,988)
                                                                                              -----   ----------------
                 NET ASSETS                                                                   100.0%  $    488,408,646
                                                                                              =====   ================

----------
   PC   PARTICIPATION CERTIFICATE.
   *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
   ** THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $1,060,375.
   *** SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $155,100,721 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $524,278,049. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,627,202 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $7,210,617, RESULTING IN NET UNREALIZED DEPRECIATION OF $4,583,415.

FUTURES CONTRACTS OPEN AT APRIL 30, 2004:

                                                                                                     UNREALIZED
   NUMBER OF                                        DESCRIPTION, DELIVERY       UNDERLYING FACE     APPRECIATION
   CONTRACTS         LONG/SHORT                       MONTH AND YEAR            AMOUNT AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------
      32                Long                   U.S. Treasury Notes 2 Year,      $     6,801,500    $      (37,462)
                                               June 2004
     867                Short                  U.S. Treasury Notes 5 Year,          (95,315,813)        1,527,085
                                               June 2004
     184                Short                  U.S. Treasury Notes 10 Year,         (20,332,000)          465,086
                                               June 2004
                                                                                                   --------------
                        Net unrealized appreciation                                                $    1,954,709
                                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004

ASSETS:
Investments in securities, at value (cost $519,761,376)         $   519,694,634
Receivable for:
  Interest                                                            4,842,253
  Shares of beneficial interest sold                                  1,472,411
Prepaid expenses and other assets                                        13,676
                                                                ---------------
    TOTAL ASSETS                                                    526,022,974
                                                                ---------------
LIABILITIES:
Payable for:
  Investments purchased                                              35,926,085
  Shares of beneficial interest redeemed                                975,380
  Investment management fee                                             288,147
  Variation margin                                                      231,479
  Dividends to shareholders                                             109,829
Accrued expenses and other payables                                      83,408
                                                                ---------------
    TOTAL LIABILITIES                                                37,614,328
                                                                ---------------
    NET ASSETS                                                  $   488,408,646
                                                                ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $   504,807,745
Net unrealized appreciation                                           1,887,967
Dividends in excess of net investment income                         (4,536,830)
Accumulated net realized loss                                       (13,750,236)
                                                                ---------------
    NET ASSETS                                                  $   488,408,646
                                                                ===============
NET ASSET VALUE PER SHARE,
  51,919,867 SHARES OUTSTANDING
  (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)               $          9.41
                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                 $    13,500,178
                                                                ---------------
EXPENSES
Investment management fee                                             3,645,583
Transfer agent fees and expenses                                        420,952
Registration fees                                                       106,740
Custodian fees                                                           75,873
Professional fees                                                        74,908
Shareholder reports and notices                                          64,383
Trustees' fees and expenses                                               6,967
Other                                                                    19,112
                                                                ---------------
    TOTAL EXPENSES                                                    4,414,518

Less: expense offset                                                    (75,873)
                                                                ---------------
    NET EXPENSES                                                      4,338,645
                                                                ---------------
    NET INVESTMENT INCOME                                             9,161,533
                                                                ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                           2,139,416
Futures contracts                                                    (2,729,971)
                                                                ---------------
    NET REALIZED LOSS                                                  (590,555)
                                                                ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                          (5,293,365)
Futures contracts                                                     2,052,155
                                                                ---------------
    NET DEPRECIATION                                                 (3,241,210)
                                                                ---------------

    NET LOSS                                                         (3,831,765)
                                                                ---------------

NET INCREASE                                                    $     5,329,768
                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE YEAR      FOR THE YEAR
                                                                       ENDED             ENDED
                                                                  APRIL 30, 2004    APRIL 30, 2003
                                                                  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                             $     9,161,533   $     5,564,650
Net realized gain (loss)                                                 (590,555)          268,000
Net change in unrealized appreciation                                  (3,241,210)        4,152,716
                                                                  ---------------   ---------------

    NET INCREASE                                                        5,329,768         9,985,366

Dividends to shareholders from net investment income                  (19,730,822)       (8,187,421)

Net increase from transactions in shares of beneficial interest        73,400,520       260,980,399
                                                                  ---------------   ---------------

    NET INCREASE                                                       58,999,466       262,778,344

NET ASSETS:
Beginning of period                                                   429,409,180       166,630,836
                                                                  ---------------   ---------------

END OF PERIOD
(Including dividends in excess of net investment income of
$4,536,830 and $1,194,723, respectively)                          $   488,408,646   $   429,409,180
                                                                  ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.70% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 2004, the agreement was amended to reduce the annual rate as follows: 0.60% to the portion of the daily net assets not exceeding $1 billion; 0.55% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion and 0.50% of the portion of daily net assets exceeding $2 billion.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended April 30, 2004 were $1,482,663,846, and $1,312,562,178, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $1,291,448,764 and $1,291,670,674, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Fund's transfer agent. At April 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $2,900.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                             FOR THE YEAR                         FOR THE YEAR
                                                                 ENDED                                ENDED
                                                            APRIL 30, 2004                       APRIL 30, 2003
                                                   --------------------------------    --------------------------------
                                                       SHARES           AMOUNT             SHARES            AMOUNT
                                                   -------------    ---------------    -------------    ---------------
Sold                                                  48,705,797    $   466,638,947       42,201,034    $   407,738,435
Shares issued in connection with the acquisition
 of Morgan Stanley North American Government
 Income Trust                                                 --                 --        7,879,235         76,281,762
Reinvestment of dividends                              1,560,045         14,878,957          631,058          6,098,602
                                                   -------------    ---------------    -------------    ---------------
                                                      50,265,842        481,517,904       50,711,327        490,118,799
Redeemed                                             (42,728,082)      (408,117,384)     (23,709,068)      (229,138,400)
                                                   -------------    ---------------    -------------    ---------------
Net increase                                           7,537,760    $    73,400,520       27,002,259    $   260,980,399
                                                   =============    ===============    =============    ===============

5. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR     FOR THE YEAR
                                                        ENDED            ENDED
                                                   APRIL 30, 2004   APRIL 30, 2003
                                                   --------------   --------------
Ordinary income                                    $   19,690,002   $    8,187,421

As of April 30, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income              $        89,672
Undistributed long-term gains                            -
                                           ---------------
Net accumulated earnings                            89,672
Capital loss carryforward*                      (7,680,764)
Post-October losses                             (4,114,763)
Temporary differences                             (109,829)
Net unrealized depreciation                     (4,583,415)
                                           ---------------
Total accumulated losses                   $   (16,399,099)
                                           ===============

* As of April 30, 2004, the Fund had a net capital loss carryforward of $7,680,764 of which $151,743 will expire on April 30, 2005, $1,656,930 will expire on April 30, 2006, $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011 and $2,183,130 will expire on April 30, 2012 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley North American Government Income Trust ("North American"), the Fund obtained a net capital loss carryforward of $18,760,440 from North American. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of April 30, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,021,602, accumulated net realized loss was charged $5,205,580 and dividends in excess of net investment income was credited $7,227,182.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. EXPENSE OFFSET

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. ACQUISITION OF MORGAN STANLEY NORTH AMERICAN GOVERNMENT

On November 4, 2002, the Fund acquired all the net assets of Morgan Stanley North American Government Income Trust ("North American") based on the respective valuations as of the close of business on November 1, 2002, pursuant to a plan of reorganization approved by the shareholders of North American on October 23, 2002. The acquisition was accomplished by a tax-free exchange of 7,879,235 shares of the Fund at a net asset value of $9.68 per share for 8,837,891 shares of North American. The net assets of the Fund and North American immediately before the acquisition were $273,925,042 and $76,281,762, respectively, including unrealized appreciation of $982,393 for North American. Immediately after the acquisition, the combined net assets of the Fund amounted to $350,206,804.

9. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                        FOR THE YEAR ENDED APRIL 30,
                                            -------------------------------------------------------------------------------
                                               2004              2003             2002            2001              2000
                                            -----------      -----------      -----------      -----------      -----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period        $      9.68      $      9.59      $      9.44      $      9.20      $      9.49
                                            -----------      -----------      -----------      -----------      -----------
Income (loss) from investment operations:
  Net investment income                            0.17             0.24             0.41             0.55             0.51
  Net realized and unrealized gain (loss)         (0.07)            0.13             0.19             0.24            (0.29)
                                            -----------      -----------      -----------      -----------      -----------
Total income from investment
 operations                                        0.10             0.37             0.60             0.79             0.22
                                            -----------      -----------      -----------      -----------      -----------
Less dividends from net investment
 income:                                          (0.37)           (0.28)           (0.45)           (0.55)           (0.51)
                                            -----------      -----------      -----------      -----------      -----------

Net asset value, end of period              $      9.41      $      9.68      $      9.59      $      9.44      $      9.20
                                            ===========      ===========      ===========      ===========      ===========

TOTAL RETURN+                                      0.99%            3.93%            6.50%            8.82%            2.36%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                           0.85%(1)         0.84%(2)         0.80%(2)         0.80%(2)         0.80%(2)
Net investment income                              1.75%            1.90%            3.94%            5.87%            5.43%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands     $   488,409      $   429,409      $   166,631      $   109,917      $   118,694
Portfolio turnover rate                             240%             217%             327%             133%              71%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                            NET INVESTMENT
     PERIOD ENDED                           EXPENSE RATIO    INCOME RATIO
     ------------------------------------   -------------   --------------
     April 30, 2003                              0.87%           1.86%
     April 30, 2002                              0.92%           3.82%
     April 30, 2001                              0.92%           5.75%
     April 30, 2000                              0.90%           5.33%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY LIMITED DURATION FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY LIMITED DURATION FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), including the portfolio of investments, as of April 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2004, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP
NEW YORK, NEW YORK
JUNE 15, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended April 30, 2004, 36.78% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY LIMITED DURATION FUND

TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND
                                                  TERM OF                                    COMPLEX
                                    POSITION(S)  OFFICE AND                                  OVERSEEN
    NAME, AGE AND ADDRESS OF         HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     BY      OTHER DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       PAST 5 YEARS**           TRUSTEE***         BY TRUSTEE
----------------------------------- ----------- ------------ ------------------------------ ---------- -----------------------------
Michael Bozic (63)                  Trustee     Since        Private Investor; Director or  208        Director of Weirton Steel
c/o Kramer Levin Naftalis &                     April 1994   Trustee of the Retail Funds               Corporation.
Frankel LLP                                                  (since April 1994) and the
Counsel to the Independent Trustees                          Institutional Funds (since
919 Third Avenue                                             July 2003); formerly Vice
New York, NY                                                 Chairman of Kmart Corporation
                                                             (December 1998-October 2000),
                                                             Chairman and Chief Executive
                                                             Officer of Levitz Furniture
                                                             Corporation (November
                                                             1995-November 1998) and
                                                             President and Chief Executive
                                                             Officer of Hills Department
                                                             Stores (May 1991-July 1995);
                                                             formerly variously Chairman,
                                                             Chief Executive Officer,
                                                             President and Chief Operating
                                                             Officer (1987-1991) of the
                                                             Sears Merchandise Group of
                                                             Sears, Roebuck & Co.

Edwin J. Garn (71)                  Trustee     Since        Director or Trustee of the     208        Director of Franklin Covey
c/o Summit Ventures LLC                         January 1993 Retail Funds (since January               (time management systems),
1 Utah Center                                                1993) and the Institutional               BMW Bank of North America,
201 S. Main Street                                           Funds (since July 2003);                  Inc. (industrial loan
Salt Lake City, UT                                           member of the Utah Regional               corporation), United Space
                                                             Advisory Board of Pacific                 Alliance (joint venture
                                                             Corp.; formerly United States             between Lockheed Martin and
                                                             Senator (R-Utah) (1974-1992)              the Boeing Company) and
                                                             and Chairman, Senate Banking              Nuskin Asia Pacific
                                                             Committee (1980-1986), Mayor              (multilevel marketing);
                                                             of Salt Lake City, Utah                   member of the board of
                                                             (1971-1974), Astronaut, Space             various civic and charitable
                                                             Shuttle Discovery (April                  organizations.
                                                             12-19, 1985), and Vice
                                                             Chairman, Huntsman Corporation
                                                             (chemical company).

Wayne E. Hedien (70)                Trustee     Since        Retired; Director or Trustee   208        Director of The PMI Group
c/o Kramer Levin Naftalis &                     September    of the Retail Funds (since                Inc. (private mortgage
Frankel LLP                                     1997         September 1997) and the                   insurance); Trustee and Vice
Counsel to the Independent Trustees                          Institutional Funds (since                Chairman of The Field Museum
919 Third Avenue                                             July 2003); formerly                      of Natural History; director
New York, NY                                                 associated with the Allstate              of various other business
                                                             Companies (1966-1994), most               and charitable
                                                             recently as Chairman of The               organizations.
                                                             Allstate Corporation (March
                                                             1993-December 1994) and
                                                             Chairman and Chief Executive
                                                             Officer of its wholly-owned
                                                             subsidiary, Allstate Insurance
                                                             Company (July 1989-December
                                                             1994).

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND
                                                  TERM OF                                    COMPLEX
                                    POSITION(S)  OFFICE AND                                  OVERSEEN
    NAME, AGE AND ADDRESS OF         HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     BY      OTHER DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       PAST 5 YEARS**           TRUSTEE***         BY TRUSTEE
----------------------------------- ----------- ------------ ------------------------------ ---------- -----------------------------
Dr. Manuel H. Johnson (55)          Trustee     Since        Senior Partner, Johnson        208        Director of NVR, Inc. (home
c/o Johnson Smick                               July 1991    Smick International, Inc., a              construction); Chairman and
International, Inc.                                          consulting firm; Chairman of              Trustee of the Financial
2099 Pennsylvania Avenue, N.W.                               the Audit Committee and                   Accounting Foundation
Suite 950                                                    Director or Trustee of the                (oversight organization of
Washington, D.C.                                             Retail Funds (since July                  the Financial Accounting
                                                             1991) and the Institutional               Standards Board); Director
                                                             Funds (since July 2003);                  of RBS Greenwich Capital
                                                             Co-Chairman and a founder of              Holdings (financial holding
                                                             the Group of Seven Council                company).
                                                             (G7C), an international
                                                             economic commission;
                                                             formerly Vice Chairman of
                                                             the Board of Governors of
                                                             the Federal Reserve System
                                                             and Assistant Secretary of
                                                             the U.S. Treasury.

Joseph J. Kearns (61)               Trustee     Since        President, Kearns &            209        Director of Electro Rent
PMB754                                          July 2003    Associates LLC (investment                Corporation (equipment
23852 Pacific Coast Highway                                  consulting); Deputy Chairman              leasing), The Ford Family
Malibu, CA                                                   of the Audit Committee and                Foundation, and the UCLA
                                                             Director or Trustee of the                Foundation.
                                                             Retail Funds (since July
                                                             2003) and the Institutional
                                                             Funds (since August 1994);
                                                             previously Chairman of the
                                                             Audit Committee of the
                                                             Institutional Funds (October
                                                             2001- July 2003); formerly
                                                             CFO of the J. Paul Getty
                                                             Trust.

Michael E. Nugent (67)              Trustee     Since        General Partner of Triumph     208        Director of various business
c/o Triumph Capital, L.P.                       July 1991    Capital, L.P., a private                  organizations.
445 Park Avenue                                              investment partnership;
New York, NY                                                 Chairman of the Insurance
                                                             Committee and Director or
                                                             Trustee of the Retail Funds
                                                             (since July 1991) and the
                                                             Institutional Funds (since
                                                             July2001); formerly Vice
                                                             President, Bankers Trust
                                                             Company and BT Capital
                                                             Corporation (1984-1988).

Fergus Reid (71)                    Trustee     Since        Chairman of Lumelite           209        Trustee and Director of
c/o Lumelite Plastics Corporation               July 2003    Plastics Corporation;                     certain investment companies
85 Charles Colman Blvd.                                      Chairman of the Governance                in the JPMorgan Funds
Pawling, NY                                                  Committee and Director or                 complex managed by J.P.
                                                             Trustee of the Retail Funds               Morgan Investment Management
                                                             (since July 2003) and the                 Inc.
                                                             Institutional Funds (since
                                                             June 1992).

INTERESTED TRUSTEES:

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND
                                                  TERM OF                                    COMPLEX
                                    POSITION(S)  OFFICE AND                                  OVERSEEN
    NAME, AGE AND ADDRESS OF         HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING     BY      OTHER DIRECTORSHIPS HELD
      INDEPENDENT TRUSTEE           REGISTRANT  TIME SERVED*       PAST 5 YEARS**           TRUSTEE***         BY TRUSTEE
----------------------------------- ----------- ------------ ------------------------------ ---------- -----------------------------
Charles A. Fiumefreddo (70)         Chairman of Since        Chairman and Director or       208        None
c/o Morgan Stanley Trust            the Board   July 1991    Trustee of the Retail Funds
Harborside Financial Center,        and Trustee              (since July 1991) and the
Plaza Two,                                                   Institutional Funds (since
Jersey City, NJ                                              July 2003); formerly Chief
                                                             Executive Officer of the
                                                             Retail Funds and the TCW/DW
                                                             Term Trust 2003 (until
                                                             September 2002).

James F. Higgins (56)               Trustee     Since        Director or Trustee of the     208        Director of AXA Financial,
c/o Morgan Stanley Trust                        June 2000    Retail Funds (since June                  Inc. and The Equitable Life
Harborside Financial Center,                                 2000) and the Institutional               Assurance Society of the
Plaza Two,                                                   Funds (since July 2003);                  United States (financial
Jersey City, NJ                                              Senior Advisor of Morgan                  services).
                                                             Stanley (since August 2000);
                                                             Director of the Distributor
                                                             and Dean Witter Realty Inc.;
                                                             previously President and
                                                             Chief Operating Officer of
                                                             the Private Client Group of
                                                             Morgan Stanley (May 1999-
                                                             August 2000), and President
                                                             and Chief Operating Officer
                                                             of Individual Securities of
                                                             Morgan Stanley (February
                                                             1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                            TERM OF
                             POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT   TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -----------  -------------  ----------------------------------------------------------------------
Mitchell M. Merin (50)       President    Since May      President and Chief Operating Officer of Morgan Stanley Investment
1221 Avenue of the Americas               1999           Management Inc.; President, Director and Chief Executive Officer of
New York, NY                                             the Investment Manager and Morgan Stanley Services; Chairman and
                                                         Director of the Distributor; Chairman and Director of the Transfer
                                                         Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail
                                                         Funds (since May 1999); Trustee (since July 2003) and President (since
                                                         December 2002) of the Van Kampen Closed-End Funds; Trustee (since May
                                                         1999) and President (since October 2002) of the Van Kampen Open-End
                                                         Funds.

Barry Fink (49)              Vice         Since          General Counsel (since May 2000) and Managing Director (since December
1221 Avenue of the Americas  President    February 1997  2000) of Morgan Stanley Investment Management; Managing Director
New York, NY                                             (since December 2000), Secretary (since February 1997) and Director
                                                         (since July 1998) of the Investment Manager and Morgan Stanley
                                                         Services; Vice President of the Retail Funds; Assistant Secretary of
                                                         Morgan Stanley DW; Vice President of the Institutional Funds (since
                                                         July 2003); Managing Director, Secretary and Director of the
                                                         Distributor; previously Secretary (February 1997-July 2003) and
                                                         General Counsel (February 1997-April 2004) of the Retail Funds; Vice
                                                         President and Assistant General Counsel of the Investment Manager and
                                                         Morgan Stanley Services (February 1997-December 2001).

Ronald E. Robison (65)       Executive    Since          Principal Executive Officer-Office of the Funds (since November 2003);
1221 Avenue of the Americas  Vice         April 2003     Managing Director of Morgan Stanley & Co. Incorporated, Morgan Stanley
New York, NY                 President                   Investment Management Inc. and Morgan Stanley; Managing Director,
                             and                         Chief Administrative Officer and Director of the Investment Manager
                             Principal                   and Morgan Stanley Services; Chief Executive Officer and Director of
                             Executive                   the Transfer Agent; Managing Director and Director of the Distributor;
                             Officer                     Executive Vice President and Principal Executive Officer of the
                                                         Institutional Funds (since July 2003) and the Retail Funds (since
                                                         April 2003; Director of Morgan Stanley SICAV (since May 2004);
                                                         previously President and Director of the Institutional Funds (March
                                                         2001-July 2003) and Chief Global Operations Officer of Morgan Stanley
                                                         Investment Management Inc.

Joseph J. McAlinden (61)     Vice         Since July     Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas  President    1995           Manager and Morgan Stanley Investment Management Inc., Director of the
New York, NY                                             Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice
                                                         President of the Institutional Funds (since July 2003) and the Retail
                                                         Funds (since July 1995).

Stefanie V. Chang (37)       Vice         Since July     Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas  President    2003           Stanley Investment Management Inc. and the Investment Manager and Vice
New York, NY                                             President of the Institutional Funds (since December 1997) and the
                                                         Retail Funds (since July 2003); formerly practiced law with the New
                                                         York law firm of Rogers & Wells (now Clifford Chance US LLP).

                                            TERM OF
                             POSITION(S)   OFFICE AND
 NAME, AGE AND ADDRESS OF     HELD WITH     LENGTH OF
    EXECUTIVE OFFICER        REGISTRANT   TIME SERVED*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  -----------  -------------  ----------------------------------------------------------------------
Francis J. Smith (38)        Treasurer    Treasurer      Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust     and          since July     Services (since December 2001); previously Vice President of the
Harborside Financial         Chief        2003 and       Retail Funds (September 2002-July 2003) and the Investment Manager and
Center, Plaza Two,           Financial    Chief          Morgan Stanley Services (August 2000-November 2001) and Senior Manager
Jersey City, NJ              Officer      Financial      at PricewaterhouseCoopers LLP (January 1998-August 2000).
                                          Officer
                                          since
                                          September
                                          2002

Thomas F. Caloia (58)        Vice         Since          Executive Director (since December 2002) and Assistant Treasurer of
c/o Morgan Stanley Trust     President    July 2003      the Investment Manager, the Distributor and Morgan Stanley Services;
Harborside Financial Center,                             previously Treasurer of the Retail Funds (April 1989-July 2003);
Plaza Two,                                               formerly First Vice President of the Investment Manager, the
Jersey City, NJ                                          Distributor and Morgan Stanley Services.

Mary E. Mullin (37)          Secretary    Since          Executive Director of Morgan Stanley & Co. Incorporated, Morgan
1221 Avenue of the Americas               July 2003      Stanley Investment Management Inc. and The Investment Manager;
New York, NY                                             Secretary of the Institutional Funds (since June 1999) and the Retail
                                                         Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher &
                                                         Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                           LIMITED DURATION FUND

                                                                   ANNUAL REPORT
                                                                  APRIL 30, 2004

[MORGAN STANLEY LOGO]

                                                     37880RPT-RA04-00246P-Y04/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2) Not applicable.

     (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

         2004

                                                            REGISTRANT          COVERED ENTITIES(1)
            AUDIT FEES                                      $   32,170                  N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                         $      684(2)          $  3,364,576(2)
                 TAX FEES                                   $    5,888(3)          $    652,431(4)
                 ALL OTHER FEES                             $       --             $         --
            TOTAL NON-AUDIT FEES                            $    6,572             $  4,017,007

            TOTAL                                           $   38,742             $  4,017,007

         2003

                                                            REGISTRANT          COVERED ENTITIES(1)
            AUDIT FEES                                      $   32,853                  N/A

            NON-AUDIT FEES
                 AUDIT-RELATED FEES                         $      657(2)          $  2,620,902(2)
                 TAX FEES                                   $    6,045(3)          $    302,377(4)
                 ALL OTHER FEES                             $       --             $    423,095(5)
            TOTAL NON-AUDIT FEES                            $    6,702             $  3,346,374

            TOTAL                                           $   39,555             $  3,346,374

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------

(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     ---------------------------
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     ----------------------------------
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer

June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004